As filed with the Securities and Exchange Commission on July 9, 2004




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                 Investment Company Act file number 811 - 08614
                                                    -----------


                            BRANDES INVESTMENT TRUST
                            ------------------------
               (Exact name of registrant as specified in charter)


                         11988 EL CAMINO REAL, SUITE 500
                               SAN DIEGO, CA 92130
               (Address of principal executive offices) (Zip code)


                              MICHAEL GLAZER, ESQ.
                   C/O PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          555 SOUTH FLOWER, 23RD FLOOR
                              LOS ANGELES, CA 90071
                     (Name and address of agent for service)



                                  800-331-2979
                                  -------------
               Registrant's telephone number, including area code



Date of fiscal year end: OCTOBER 31, 2004
                         ----------------



Date of reporting period:  APRIL 30, 2004

ITEM 1. REPORT TO STOCKHOLDERS.









                                    BRANDES
                                ----------------
                                INVESTMENT TRUST








                                  SEMI-ANNUAL
                                     REPORT


                    For the Six Months ended April 30, 2004













                          WORLDWIDE VALUE SPECIALISTS

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND
================================================================================

Dear Shareholder:

The Brandes Institutional International Equity Fund gained 15.37% during the six months ended April 30, 2004. For the same period, the MSCI EAFE Index advanced 12.39%.

I'll start with a brief overview of the international equity market environment during the six-month period. From there, I'll examine the country-, industry-, and stock-specific factors that affected the Fund's performance and describe changes in the Fund's composition. Finally, I'll review our investment philosophy and discuss how the Fund is positioned for the future.


THE MARKETS

For the six months ended April 30, stocks in developed markets outside the United States tended to post advances. The MSCI Europe Index gained 12.87%, for example, and the MSCI Pacific Index advanced 11.28%.

The decline in the value of the U.S. dollar during the period bolstered returns for U.S. investors with holdings outside the United States. Though the dollar rebounded somewhat in early 2004, it slumped in late 2003 amid ongoing concern regarding the country's budget and trade deficits. The euro, for example, rose above the $1.25 level for the first time in the currency's history, bringing its 2003 advance versus the dollar to 16%.

In early 2004, Japan's central bank voted to ease monetary policy by increasing the amount of cash that flows through the nation's financial system. The move came amid evidence that Japan's recovery, while ongoing, could be threatened by the recent rise of the yen versus the dollar.

In the United Kingdom, the Bank of England raised a key U.K. interest rate, citing the "unexpected resilience" of spending among the nation's households. Meanwhile, the European Central Bank (ECB) kept interest rates steady for the 12 nations that share the euro, but noted that inflation concerns could lead to rate increases later in 2004.

                BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

Like their developed market counterparts, stocks in emerging markets also tended to post gains during the period. In late 2003, the Asian Development Bank noted that the region's emerging economies fared well during the year despite challenges such as the outbreak of severe acute respiratory syndrome (SARS). Separately, the United Nations said that it believes Latin America is on pace for strong economic growth in 2004.


THE FUND

I share these developments to help put the Fund's returns in context. However, I stress that we do not focus on such macroeconomic events in managing the fund. Regardless of global developments, we retain our strict focus on evaluating individual businesses and holding those we believe are trading at prices well below their underlying values.

Advances for positions in Japan helped drive the Fund's performance during the period. Top Japan-based performers included Sumitomo Mitsui Financial Group (commercial banking) and Hitachi (electronic equipment & instruments).

Holdings in emerging markets also tended to register significant gains. From an industry perspective, positions in diversified telecom services made the most substantial contribution to returns. Overall, the Fund's advance was broad-based, with positions in a wide range of countries and industries posting gains.

During the period, we eliminated exposure to several holdings as their market prices advanced toward our estimate of their fair values. For example, we sold Komatsu (Japan - machinery), Reuters (United Kingdom - media), and BASF (Germany
- chemicals).

We purchased shares of companies such as Schering (Germany - pharmaceuticals), Millea Holdings (Japan - insurance), and GlaxoSmithKline (United Kingdom - pharmaceuticals) at prices that we consider compelling. We also took advantage of attractive prices by adding to select existing holdings.


OUR OUTLOOK

Our investment philosophy continues to focus on fundamental company analysis with a long-term perspective. In all market environments, we search for and hold stocks that are trading at discounts to our estimates of their fair values. We believe this strategy will provide patient investors with favorable results.

As of April 30, 2004, the Fund's most substantial country weightings lie in Japan and in the United Kingdom. On an industry basis, the Fund's largest exposure lies in diversified telecom services.

Keep in mind that the Fund's weightings for countries and industries are not the product of "top-down" forecasts or opinions regarding interest rates, economic growth, or other macroeconomic variables. Instead, these weightings stem from our company-by-company search for compelling investment opportunities in markets around the world.

                BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

Overall, the strengths of new positions and existing portfolio holdings inspire optimism for long-term outperformance. Applied globally, our investment process continues to uncover promising opportunities among developed and emerging markets.


Sincerely yours,

/S/ DEBRA McGINTY-POTEET
------------------------
Debra McGinty-Poteet
President
Brandes Investment Trust











The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Fund holdings and/or sector allocations are subject to change at any time.

This report is intended for shareholders of the Fund and must be preceded or accompanied by a prospectus.

The Fund is distributed by Quasar Distributors, LLC (5/04)

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

The following chart compares the value of a hypothetical $1,000,000 investment in the Brandes Institutional International Equity Fund from its inception (1/2/97) to present as compared with the Morgan Stanley Capital International EAFE Index.



                  VALUE OF $1,000,000 VS MORGAN STANLEY CAPITAL
           INTERNATIONAL EAFE (EUROPE, AUSTRALASIA AND FAR EAST) INDEX




                                                Brandes Institutional
                          MSCI EAFE Index     International Equity Fund
                          ---------------     -------------------------
Jan-97                      $ 1,000,000            $1,000,000
Apr-97                        $ 999,508            $1,062,390
Jul-97                      $ 1,141,429            $1,227,313
Oct-97                      $ 1,029,617            $1,165,658
Jan-98                      $ 1,075,025            $1,239,346
Apr-98                      $ 1,188,564            $1,411,524
Jul-98                      $ 1,203,832            $1,402,611
Oct-98                      $ 1,128,926            $1,317,408
Jan-99                      $ 1,229,938            $1,420,794
Apr-99                      $ 1,301,420            $1,666,099
Jul-99                      $ 1,320,645            $1,731,215
Oct-99                      $ 1,388,955            $1,768,213
Jan-00                      $ 1,466,692            $1,968,796
Apr-00                      $ 1,482,228            $2,052,275
Jul-00                      $ 1,439,583            $2,226,413
Oct-00                      $ 1,348,744            $2,171,925
Jan-01                      $ 1,344,711            $2,288,546
Apr-01                      $ 1,239,319            $2,216,302
Jul-01                      $ 1,124,614            $2,053,447
Oct-01                      $ 1,010,339            $2,216,302
Jan-02                        $ 997,845            $1,879,413
Apr-02                      $ 1,066,142            $2,050,387
Jul-02                        $ 934,388            $1,747,593
Oct-02                        $ 876,801            $1,624,909
Jan-03                        $ 848,871            $1,638,268
Apr-03                        $ 892,866            $1,645,122
Jul-03                        $ 993,362            $1,927,535
Oct-03                      $ 1,113,965            $2,196,238
Jan-04                      $ 1,244,937            $2,507,653
Apr-04                      $ 1,251,881            $2,533,904






                                                   Average Annual Total Return
                                                   Period Ended April 30, 2004
                                               ---------------------------------
                                                                         Since
                                                    One        Five    Inception
                                                   Year       Years     (1/2/97)
                                                   ----       -----     --------

Brandes Institutional International Equity Fund    54.03%     8.75%      13.53%

Morgan Stanley Capital International EAFE Index    40.23%    (0.73%)     3.11%



Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by calling 800-331-2979. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE Index is an unmanaged index that is a generally accepted benchmark for major overseas markets. The MSCI EAFE Index consists of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis.




                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND


SCHEDULE OF INVESTMENTS IN SECURITIES at April 30, 2004 (Unaudited)
=======================================================================================
                                                                Shares       Value
---------------------------------------------------------------------------------------
COMMON STOCKS: 97.0%
BELGIUM: 2.0%
         Interbrew                                              307,000   $ 9,212,870
                                                                          -----------

BRAZIL: 1.7%
         Centrais Electricas Brasileiras S.A ..............     785,130     4,130,804
         Tele Centro Oeste Celular Participacoes S.A.(2) ..      38,567       330,131
         Telecomunicacoes Brasileiras S.A. ADR ............     115,700     3,310,177
                                                                          -----------
                                                                            7,771,112
                                                                          -----------
CANADA: 0.8%
         Bombardier, Inc. - Class B .......................     797,600     3,512,708
                                                                          -----------

FRANCE: 4.9%
         Alcatel S.A.(2)* .................................     433,500     6,452,615
         European Aeronautic Defense and Space Co.(2) .....     195,200     4,932,167
         Lafarge S.A.* ....................................      40,482     3,369,165
         Lafarge S.A.** ...................................       9,520       792,314
         Renault S.A ......................................      93,200     6,947,536
                                                                          -----------
                                                                           22,493,797
                                                                          -----------
GERMANY: 11.7%
         Bayerische Hypo Vereinsbank AG ...................     298,300     5,172,462
         Bayerische Hypo Vereinsbank AG** .................     119,320     2,068,985
         DaimlerChrysler AG ...............................     140,700     6,299,776
         Deutsche Telekom AG(2) ...........................     463,900     7,999,492
         E.ON AG ..........................................     157,600    10,436,548
         Hypo Real Estate Holding AG* .....................      74,575     2,035,228
         Schering AG ......................................     189,600     9,955,967
         Volkswagen AG ....................................     215,200     9,470,549
                                                                          -----------
                                                                           53,439,007
                                                                          -----------
ITALY: 3.9%
         IntesaBci SpA ....................................   2,783,368     9,199,310
         Telecom Italia SpA ...............................   2,704,074     8,661,994
                                                                          -----------
                                                                           17,861,304
                                                                          -----------


                                                                               5




                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND


SCHEDULE OF INVESTMENTS IN SECURITIES at April 30, 2004 (Unaudited)-(CONTINUED)
=======================================================================================
                                                                Shares       Value
---------------------------------------------------------------------------------------

JAPAN: 21.6%
         Daiichi Pharmaceutical Co., Ltd. .................     225,800     3,954,695
         Hitachi, Ltd. ....................................   1,649,800    11,578,854
         Japan Tobacco, Inc. ..............................         592     4,728,494
         Matsushita Electric Industrial Company, Ltd. .....     448,000     6,576,482
         Millea Holdings, Inc. ............................         470     6,682,364
         Mitsubishi Heavy Industries, Ltd. ................     994,000     2,736,482
         Mitsubishi Tokyo Finance Group, Inc. .............         992     8,821,770
         Mitsui Marine and Fire Insurance Co., Ltd. .......     683,000     6,426,416
         Nippon Mitsubishi Oil Corp. ......................   1,074,000     5,913,444
         Nippon Telegraph & Telephone Corp. ...............       1,399     7,348,155
         Ono Pharmaceutical Co. ...........................      87,000     3,734,480
         Sankyo Co., Ltd. .................................     357,000     6,611,410
         Sumitomo Mitsui Financial Group, Inc. ............       1,235     9,327,507
         Taisho Pharmaceutical Co., Ltd. ..................     170,000     3,317,636
         TDK Corp. ........................................      97,200     6,936,255
         Yamanouchi Pharmaceutical Co., Ltd. ..............     125,500     4,182,386
                                                                          -----------
                                                                           98,876,830
                                                                          -----------

MEXICO: 2.9%
         Cemex SA de CV, ADR(2) ...........................     223,200   $ 6,573,240
         Telefonos de Mexico S.A. Class L, ADR(2) .........     198,840     6,788,398
                                                                          -----------
                                                                           13,361,638
                                                                          -----------
NETHERLANDS: 9.2%
         Akzo Nobel N.V ...................................     268,200     9,763,553
         Heineken N.V .....................................      89,700     3,781,034
         ING Groep N.V ....................................     291,650     6,244,606
         Koninklijke Ahold N.V.* ..........................     612,200     4,735,888
         Koninklijke Ahold N.V.** .........................     205,466     1,589,454
         Unilever N.V .....................................     166,600    10,962,717
         Wolters Kluwer N.V ...............................     310,636     5,226,412
                                                                          -----------
                                                                           42,303,664
                                                                          -----------
NEW ZEALAND: 1.3%
         Telecom New Zealand, Ltd. ........................   1,703,657     6,037,294
                                                                          -----------


6




                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND


SCHEDULE OF INVESTMENTS IN SECURITIES at April 30, 2004 (Unaudited)-(CONTINUED)
=======================================================================================
                                                                Shares       Value
---------------------------------------------------------------------------------------


PORTUGAL: 1.5%
         Portugal Telecom S.A .............................     641,217     6,949,109
                                                                          -----------

RUSSIA: 1.5%
         Lukoil ADR .......................................      61,900     6,742,148
                                                                          -----------

SINGAPORE: 4.3%
         DBS Group Holdings, Ltd. .........................     916,069     7,700,095
         Jardine Matheson Holdings, Ltd. ..................     635,754     6,421,115
         Oversea-Chinese Banking Corp., Ltd. ..............     796,000     5,661,484
                                                                          -----------
                                                                           19,782,694
                                                                          -----------
SOUTH AFRICA: 0.9%
         SABMiller Plc ....................................     386,000     4,193,945
                                                                          -----------

SOUTH KOREA: 2.5%
         Korea Electric Power Corp. ADR(2) ................     553,200     5,194,548
         KT Corp. ADR(2) ..................................     350,100     6,476,850
                                                                          -----------
                                                                           11,671,398
                                                                          -----------
SPAIN: 6.1%
         Banco Bilbao Vizcaya S.A .........................     473,500     6,242,849
         Banco Bilbao Vizcaya S.A.** ......................     312,400     4,118,830
         Repsol S.A .......................................     368,000     7,742,748
         Telefonica S.A ...................................     662,694     9,848,279
                                                                          -----------
                                                                           27,952,706
                                                                          -----------
SWITZERLAND: 5.5%
         Nestle S.A .......................................      43,900    11,100,216
         Swisscom AG ......................................      17,200     5,336,879
         Zurich Financial Services AG .....................      41,926     6,625,679
         Zurich Financial Services AG** ...................      12,250     1,935,900
                                                                          -----------
                                                                           24,998,674
                                                                          -----------


                                                                               7


                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND


SCHEDULE OF INVESTMENTS IN SECURITIES at April 30, 2004 (Unaudited)-(CONTINUED)
=======================================================================================
                                                                Shares       Value
---------------------------------------------------------------------------------------

UNITED KINGDOM: 13.7%
         Abbey National Plc ...............................   1,214,700     9,758,242
         BAE Systems Plc ..................................   1,714,100     6,382,960
         BT Group Plc .....................................   2,691,712     8,530,035
         Corus Group Plc* .................................   2,163,000     1,420,830
         Corus Group Plc** ................................   3,596,650     2,362,566
         Friends Provident Plc ............................   1,463,800     3,664,248
         GlaxoSmithKline plc ..............................     440,900     9,134,714
         Invensys Plc* ....................................   3,491,359     1,208,685
         Invensys Plc** ...................................   5,727,389     1,982,783
         J Sainsbury Plc ..................................     782,300   $ 3,867,965
         Marks & Spencer Group Plc ........................   1,859,019     9,117,381
         Royal & Sun Alliance Insurance Group Plc .........   1,009,000     1,437,541
         Royal & Sun Alliance Insurance Group Plc** .......   1,009,000     1,437,541
         William Morrison Supermarkets Plc ................     545,281     2,318,515
                                                                          -----------
                                                                           62,624,006
                                                                          -----------
VENEZUELA: 1.0%
         Cia Anonima Nacional Telefonos de Venezuela, ADR .     236,675     4,532,326
                                                                          -----------

TOTAL COMMON STOCKS
 (cost $405,156,778)                                                      444,317,230
                                                                          -----------



                                                            Principal
SHORT-TERM INVESTMENTS: 10.7%                                 Amount
---------------------------------------------------------------------------------------
MUTUAL FUNDS - 5.3%
         Dreyfus Cash Management Plus Fund(1) ............. $ 9,000,000     9,000,000
         Merrimac Cash Fund-Premium Class(1) ..............  15,000,000    15,000,000
                                                                          -----------
         Total Mutual Funds (cost $24,000,000)                             24,000,000
                                                                          -----------

DEMAND NOTES - 2.3%
         Bank of Montreal, 1.02%, due 05/21/04(1) .........     667,682       667,682
         Royal Bank of Canada, 0.99%, due 05/11/04(1) .....  10,000,000    10,000,000
                                                                          -----------
         TOTAL DEMAND NOTES (cost $10,667,682)                             10,667,682
                                                                          -----------



8


                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND


SCHEDULE OF INVESTMENTS IN SECURITIES at April 30, 2004 (Unaudited)-(CONTINUED)
=======================================================================================
                                                             Principal
                                                              Amount        Value
---------------------------------------------------------------------------------------


REPURCHASE AGREEMENTS - 3.1%
Investors Bank & Trust Co., Repurchase Agreement,
0.710%, dated 04/30/2004, due 05/03/2004,
[collateralized by $13,596,879 SBA #506352,
4.270%,due 05/25/2028 (Market value $14,833,913)
(proceeds $14,128,372) (cost $14,127,536)] ................  14,127,536    14,127,536
                                                                          -----------

TOTAL SHORT-TERM INVESTMENTS (cost $48,795,218) ...........                48,795,218
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES (cost $453,951,996): 107.7%               493,112,448
Liabilities in excess of Other Assets: (7.7)% .............               (35,163,948)
                                                                          -----------
NET ASSETS: 100.0% ........................................              $457,948,500
                                                                         ============

------------
     * Non-income producing security.
    ** Security was purchased exempt from registration in the U.S. pursuant to
       Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act" or pursuant to another exemption from registration.)
   ADR American Depositary Receipt
    (1)This security is purchased with cash proceeds from securities loans.
    (2)This security or a portion of this security is out on loan at April 30, 2004.
       Total loaned securities had a market value of $32,868,500 at April 30, 2004.






See accompanying Notes to Financial Statements.                                9



                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS BY INDUSTRY at April 30, 2004 (Unaudited)
================================================================================

Industry                                                              Percentage
--------------------------------------------------------------------------------
Aerospace & Defense ................................................     3.2%
Auto Manufacturers .................................................     5.0%
Banks ..............................................................    15.3%
Beverages ..........................................................     3.8%
Chemicals ..........................................................     2.1%
Construction Materials .............................................     2.3%
Diversified Financials .............................................     2.8%
Electric Utilities .................................................     4.3%
Electrical Components & Equipment ..................................     4.0%
Food ...............................................................     7.5%
Household Durables .................................................     1.4%
Insurance ..........................................................     6.1%
Machinery-Construction & Mining ....................................     1.3%
Media ..............................................................     1.1%
Metals & Mining ....................................................     0.8%
Oil & Gas ..........................................................     4.4%
Pharmaceuticals ....................................................     8.9%
Retail .............................................................     2.0%
Telecommunications .................................................    19.3%
Tobacco ............................................................     1.0%
Wireless Telecommunication Services ................................     0.1%
                                                                   -----------
TOTAL COMMON STOCK .................................................    97.0%
SHORT-TERM INVESTMENTS .............................................    10.7%
                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES ....................................   107.7%
Liabilities in excess of Other Assets ..............................    (7.7)%
                                                                   -----------
NET ASSETS .........................................................   100.0%
                                                                   ===========




                BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND


STATEMENT OF ASSETS AND LIABILITIES at April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
Investments in securities, at cost ........................       $ 453,951,996
                                                                  =============
Investments in securities, at value
  (including $34,667,682 of securities
   loaned) (Note 2) .......................................         493,112,448
Foreign currency, at value (cost $2,572,673) ..............           2,581,764
Receivables:
Dividends and interest ....................................           2,372,678
Tax reclaims ..............................................             424,762
Prepaid expenses and other assets .........................              12,684
                                                                  -------------
Total assets ..............................................         498,504,336
                                                                  -------------
LIABILITIES
Payment upon return of securities loaned ..................          34,667,682
Payables:
Securities purchased ......................................           5,414,277
Due to advisor ............................................             407,298
Loss on forward currency contracts ........................               1,875
Accrued expenses ..........................................              64,704
                                                                  -------------
Total liabilities .........................................          40,555,836
                                                                  -------------
NET ASSETS ................................................       $ 457,948,500
                                                                  -------------
Net asset value, offering and
  redemption price per share
  ($457,948,500/24,976,108 shares
  outstanding; unlimited shares
  authorized without par value) ...........................       $       18.34
                                                                  -------------
COMPONENTS OF NET ASSETS
Paid-in capital ...........................................       $ 414,895,595
Undistributed net investment income .......................           3,555,459
Accumulated net realized gain on investments
and foreign currency ......................................             361,570
Net unrealized appreciation (depreciation) on:
Investments ...............................................          39,160,452
Foreign currency ..........................................             (24,576)
                                                                  -------------
Net assets ................................................       $ 457,948,500
                                                                  -------------


See accompanying Notes to Financial Statements.




                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND


STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2004 (Unaudited)
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Dividends (net of foreign taxes withheld of $712,054) .....    $  5,873,112
    Interest ..................................................          13,057
    Income from securities lending ............................          16,974
    Miscellaneous income ......................................         169,187
                                                                   ------------
Total income ..................................................       6,072,330
                                                                   ------------
EXPENSES
    Advisory fees (Note 3) ....................................       2,096,280
    Administration fees (Note 3) ..............................          96,283
    Custody fees ..............................................          55,100
    Transfer agent fees .......................................          24,949
    Accounting fees ...........................................          20,772
    Legal fees ................................................          20,291
    Printing ..................................................          18,220
    Auditing fees .............................................          13,648
    Registration expense ......................................          11,235
    Insurance expense .........................................          10,096
    Trustee fees ..............................................           8,576
    Miscellaneous .............................................           3,871
                                                                   ------------
      Total expenses ..........................................       2,379,321
      Add: Expenses recouped ..................................         136,215
                                                                   ------------
      Net expenses ............................................       2,515,536
                                                                   ------------
        Net investment income .................................       3,556,794
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
  Investments .................................................       8,663,832
  Foreign currency transactions ...............................          51,392
                                                                   ------------
     Net realized gain ........................................       8,715,224
                                                                   ------------
Net unrealized appreciation (depreciation) on:
    Investments ...............................................      43,518,329
    Foreign currency transactions .............................         (34,175)
                                                                   ------------
      Net unrealized appreciation .............................      43,484,154
                                                                   ------------
      Net realized and unrealized gain on investments
        and foreign currency ..................................      52,199,378
                                                                   ------------
      Net increase in net assets resulting from operations ....    $ 55,756,172
                                                                   ------------

See accompanying Notes to Financial Statements.



                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                               Six Months Ended   Year Ended
                                                April 30, 2004  October 31, 2003
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:

OPERATIONS
Net investment income ........................   $   3,556,794    $   2,956,266
Net realized gain (loss) on:
    Investments ..............................       8,663,832       (8,353,654)
    Foreign currency transactions ............          51,392           20,870
Net unrealized appreciation (depreciation) on:
Investments ..................................      43,518,329       92,498,728
Foreign currency .............................         (34,175)           3,646
                                                 -------------    -------------
Net increase in net assets resulting
  from operations ............................      55,756,172       87,125,856
                                                 -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ...................      (2,978,184)      (3,421,125)
From net realized gains ......................            --         (8,176,188)
                                                 -------------    -------------
Decrease in net assets from distributions ....      (2,978,184)     (11,597,313)
                                                 -------------    -------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ....................     202,458,666      353,962,880
Net asset value of shares issued on
  reinvestment of distributions ..............       2,933,981       11,369,896
Cost of shares redeemed ......................    (152,582,870)    (325,343,091)
                                                 -------------    -------------
Net increase from capital share transactions .      52,809,777       39,989,685
                                                 -------------    -------------
Total increase in net assets .................     105,587,765      115,518,228
NET ASSETS
Beginning of period ..........................     352,360,735      236,842,507
                                                 -------------    -------------
End of period ................................   $ 457,948,500    $ 352,360,735
                                                 -------------    -------------

Undistributed net investment income ..........   $   3,555,459    $   2,976,849
                                                 =============    =============
CAPITAL SHARE ACTIVITY
Shares sold ..................................      11,541,945       26,399,290
Shares issued on reinvestment of distributions         174,227          941,217
Shares redeemed ..............................      (8,731,178)     (24,368,348)
                                                 -------------    -------------
Net increase in shares outstanding ...........       2,984,994        2,972,159
                                                 -------------    -------------


^ Unaudited.

See accompanying Notes to Financial Statements.



FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
----------------------------------------------------------------------------------------------------------------------
                                                   Six months
                                                Ended                        Year Ended October 31,
                                                           -----------------------------------------------------------
                                               April 30, 2002003        2002        2001        2000       1999
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $    16.02     $    12.45  $    15.12  $    22.34  $    19.84  $    16.22
                                            -------------------------------------------------------------------------

Income from investment operations:
  Net investment income .................         0.14           0.14        0.19        0.22        0.34        0.20
  Net realized and unrealized gain (loss)
   on investments .......................         2.31           4.04       (1.89)      (2.77)       3.99        4.91
                                            -------------------------------------------------------------------------
Total from investment operations ........         2.45           4.18       (1.70)      (2.55)       4.33        5.11
                                            -------------------------------------------------------------------------

Less distributions:
  From net investment income ............        (0.13)         (0.18)      (0.23)      (0.32)      (0.20)      (0.23)
  From net realized gain ................      --               (0.43)      (0.74)      (4.35)      (1.63)      (1.26)
                                            -------------------------------------------------------------------------
Total distributions .....................        (0.13)         (0.61)      (0.97)      (4.67)      (1.83)      (1.49)
                                            -------------------------------------------------------------------------
Net asset value, end of period ..........   $    18.34     $    16.02  $    12.45  $    15.12  $    22.34  $    19.84
                                            =========================================================================
Total return ............................        15.37%         35.16%     (12.23)%    (14.76)%     22.84%      34.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions) ....   $   457.9      $   352.4   $   236.8   $   299.8   $   326.5   $   235.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
        absorbed or recoued .............         1.14%(2)       1.19%       1.18%       1.16%       1.18%       1.30%
  After fees waived and expenses
        absorbed or recouped ............         1.20%(2)       1.20%       1.20%       1.20%       1.19%       1.20%

Ratio of net investment income to
  average net assets:
Before fees waived and expenses
  absorbed or recoued ...................         1.70%(2)       1.12%       1.25%       1.39%       1.65%       1.09%
After fees waived and expenses
  absorbed or recouped ..................         1.76%(2)       1.11%       1.23%       1.35%       1.64%       1.19%
Portfolio turnover rate .................         9.11%         26.19%      44.61%      32.07%      42.03%      32.31%

(1)Unaudited.
(2)Annualized.

See accompanying Notes to Financial Statements.

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

         The Brandes Institutional International Equity Fund (the "Fund") is a series of shares of beneficial interest of Brandes Investment Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund began operations on January 2, 1997. The Fund invests its assets primarily in equity securities of foreign issuers with market capitalizations greater than $1 billion. The Fund seeks to achieve long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

         A. SECURITY VALUATION. Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees.

               U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

               Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

               Interest income is translated at the exchange rates which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.



         B. REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

               If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

         C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may utilize forward foreign currency exchange contracts ("forward contracts") under which it is obligated to exchange currencies at specific future dates.

         D. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

         E. FEDERAL INCOME TAXES. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

         F. CONCENTRATION OF RISK. As of April 30, 2004, the Fund held a significant portion of its assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in the foreign jurisdictions could have an impact on the Fund's net assets. It is the Trust's policy to continuously monitor these off-balance sheet risks.

         G. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------



         H. SECURITIES LENDING. The Trust may temporarily loan securities to brokers, dealers or other financial institutions in exchange for a negotiated lender's fees. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned. As of April 30, 2004, the market value of securities loaned was $32,868,500 and the Fund received $34,667,682 of cash collateral for the loan.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

         Brandes Investment Partners, LLC (The "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides certain personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended April 30, 2004, the Fund incurred $2,096,280 in advisory fees.

         The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, excluding interest, so that its ratio of expenses to average net assets will not exceed 1.20%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. At April 30, 2004, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund is $63,369. The Advisor may recapture $63,369 no later than October 31, 2004. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended April 30, 2004, the Advisor recouped $136,215 from the Fund.

        U.S. Bancorp Fund Services, LLC, (the "Administrator") acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings, prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the rate of 0.05% of average daily net assets for the first $250 million in net assets, 0.04% of average daily net assets for the next $250 million in net assets and 0.03% in excess of $500 million of the Fund's average daily net assets, subject to a minimum of $40,000 per annum. For the six months ended April 30, 2004, the Fund incurred $96,283 in such fees.

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------


         Quasar Distributors LLC, (the "Distributor"), a registered broker-dealer, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

         Certain officers of the Fund are also officers and/or Trustees of the Advisor and Administrator.



NOTE 4 - PURCHASES AND SALES OF SECURITIES

         For the six months ended April 30, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $65,906,880 and $37,112,552, respectively.


NOTE 5 - DISTRIBUTION TO SHAREHOLDERS

         As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:


Cost of investments for tax purposes                 $        453,951,996
                                                     --------------------
Gross tax unrealized appreciation                    $         75,495,412
Gross tax unrealized depreciation                            (36,334,960)
                                                     --------------------
Net tax unrealized appreciation                      $         39,160,452
                                                     ====================
Undistributed ordinary income                        $          3,555,459
                                                     ====================


NOTE 6 - PROXY VOTING PROCEDURES

         The Advisor of the Fund vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund. You may obtain a description of these procedures, free of charge, by calling "toll-free" 800-331-2979. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND








                  TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

         The Board of Trustees is responsible for the overall management of the Trust's business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers, subject to the Fund's investment objective and policies and to general supervision by the Board. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-331-2979.

         The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:


------------------------------ ---------------- ---------------- ------------------------------ ----------------------
                                                                  PRINCIPAL OCCUPATION DURING    OTHER DIRECTORSHIPS
    NAME ADDRESS, AND AGE       POSITION HELD    DATE ELECTED*           PAST 5 YEARS              HELD BY TRUSTEE
------------------------------ ---------------- ---------------- ------------------------------ ----------------------
"NON-INTERESTED" TRUSTEES
----------------------------------------------------------------------------------------------------------------------
DeWitt F. Bowman, C.F.A         Trustee            February      Principal, Pension             RREEF America REIT3,
11988 El Camino Real, Suite                          1995        Investment Consulting, since   Inc.; Wilshire
500                                                              1994.  Interim Treasurer and   Funds, Inc.;
San Diego, CA 92130                                              Vice President for             Pacific Gas and
Age 73                                                           Investments - University of    Electric Nuclear
                                                                 California from 2000 to        Decommissioning
                                                                 2001. Formerly Chief           Trust; PCG Private
                                                                 Investment Officer of the      Equity Fund; Forward
                                                                 California Public Employees    Funds; Sycuan Funds
                                                                 Retirement System (1989 to
                                                                 1994)
------------------------------- --------------- ---------------- ------------------------------ ----------------------
Gordon Clifford Broadhead       Trustee          December 1994   Retired.                       None
11988 El Camino Real, Suite
500
San Diego, CA 92130
Age 80

------------------------------- --------------- ---------------- ------------------------------ ----------------------
W. Daniel Larsen                Trustee          December 1994   Retired.  Formerly General     None
11988 El Camino Real, Suite                                      Contractor (1951-1996).
500
San Diego, CA 92130
Age 76
------------------------------- --------------- ---------------- ------------------------------ ----------------------

                BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND


------------------------------ ---------------- ---------------- ------------------------------ ----------------------
    NAME ADDRESS, AND AGE       POSITION HELD    DATE ELECTED*    PRINCIPAL OCCUPATION DURING    OTHER DIRECTORSHIPS
                                                                         PAST 5 YEARS              HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
"INTERESTED" TRUSTEES** AND OTHER OFFICERS
----------------------------------------------------------------------------------------------------------------------
Charles H. Brandes              Trustee           December 1994   Chairman of the Advisor.       None
11988 El Camino Real, Suite 500
San Diego, CA 92130
Age 60

------------------------------ ---------------- ---------------- ------------------------------ ----------------------
Debra McGinty-Poteet 11988     Trustee and         June 2000     Director, Mutual Fund          None
El Camino Real, Suite 500      President                         Services of the Advisor.
San Diego, CA 92130                                              Formerly Chief Operating
Age 48                                                           Officer for North American
                                                                 Trust Company; Senior Vice
                                                                 President and Managing
                                                                 Director for Bank of America
                                                                 Funds Management.

------------------------------ ---------------- ---------------- ------------------------------ ----------------------
Thomas M. Quinlan              Secretary           June 2003     Counsel of the Advisor;        N/A
11988 El Camino Real,                                            Formerly Associate Counsel
Suite 500                                                        of U.S. Global Investors,
San Diego, CA 92130                                              Inc.; Attorney for Franklin
Age 33                                                           Templeton Investments

------------------------------ ---------------- ---------------- ------------------------------ ----------------------
Gary Iwamura                   Treasurer        September 1997   Finance Director of the        N/A
11988 El Camino Real,                                            Advisor.  Formerly Chief
Suite 500                                                        Administrative Officer,
San Diego, CA 92130                                              National Mutual Funds
Age 47                                                           Management; Chief Operating
                                                                 Officer, Axe-Houghton
                                                                 Management.
------------------------------ ---------------- ---------------- ------------------------------ ----------------------

* Trustees and officers of the Fund serve until their resignation, removal or retirement.
** "Interested persons" within the meaning as defined in the 1940
Act.


                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

                                    BRANDES
                                ----------------
                                INVESTMENT TRUST




                                    ADVISOR
                        Brandes Investment Partners, LLC
                        11988 El Camino Read, Suite 500
                          San Diego, California 92130
                                  800.331.2979

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                       615 E. Michigan Street, 3rd Floor
                              Milwaukee, WI 53202

                                 TRANSFER AGENT
                           Investors Bank & Grust Co.
                        200 Clarendon Street, 16th Floor
                          Boston, Massachusetts 02116

                                    AUDITORS
                              Tait Weller & Baker
                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                      515 South Flower Street, 23rd Floor
                         Los Angeles, California 90071


         This report is intended for shareholders of the Brandes
         Institutional International Equity Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

         Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable for periods ending before July 9, 2004.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Not Applicable for Semi-Annual Report.

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) BRANDES INVESTMENT TRUST

         By (Signature and Title)    /S/ DEBRA MCGINTY POTEET
                                     --------------------------------
                                     Debra McGinty-Poteet, President

         Date   July 8, 2004
                ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*   /S/ DEBRA MCGINTY POTEET
                                    -----------------------------------
                                    Debra McGinty-Poteet, President

         Date July 8, 2004
             ------------------------------

         By (Signature and Title)*  /S/ GARY IWAMURA
                                    -----------------------------
                                    Gary Iwamura, Treasurer

         Date July 8, 2004
             -----------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.